Income Taxes (Schedule of Significant Components of Income Taxes Related to Continuing Operations) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Current:
Federal					$ 45.7	$ 61.1	$ 19.2
State					9.2	7.2	2.4
Non-U.S.					22.7	17.5	28.2
Current income tax provision					77.6	85.8	49.8
Deferred:
Federal					(11.7)	5.3	37.8
State					(1.2)	2.4	4.3
Non-U.S.					3.9	1.3	(5.7)
Deferred income tax (benefit) provision			(12.3)	3.5	(9.0)	9.0	36.4
Provision for income taxes	$ (20.3)	$ 19.0	$ (3.7)	$ 36.1	$ 68.6	$ 94.8	$ 86.2